INCOME AND MINING TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income and mining taxes recovery
Current provision	$ 62,470,000	$ 36,159,000	$ 1,171,000
Deferred provision (recovery)	(272,143,000)	66,928,000	20,329,000
Total income and mining tax	(209,673,000)	103,087,000	21,500,000
Cash income and mining taxes paid	110,900,000	25,200,000	8,800,000
Reconciliation of income tax rates
Combined federal and composite provincial tax rates (as a percent)	27.80%	29.60%	30.90%
Increase (decrease) in tax rates resulting from:
Provincial mining duties (as a percent)	5.90%	6.80%	16.10%
Tax law change (US$ election) (as a percent)	(2.70%)	(5.10%)	(24.40%)
Impact of foreign tax rates (as a percent)	(0.20%)	(0.50%)	(4.90%)
Permanent differences (as a percent)	(1.60%)	(4.20%)	2.20%
Valuation allowance (as a percent)	(0.30%)	(0.20%)
Effect of changes in income tax rates (as a percent)	(2.00%)	(2.70%)
Actual rate as a percentage of pre-tax income	26.90%	23.70%	19.90%
Deferred income and mining tax assets and liabilities
Mining properties future income and mining tax liabilities	704,379,000	966,485,000
Net operating and capital loss carry-forwards future income and mining tax liabilities	(104,332,000)	(133,042,000)
Mining duties future income and mining tax liabilities	(88,670,000)	(71,492,000)
Reclamation provisions future income and mining tax liabilities	(51,926,000)	(30,752,000)
Valuation allowance future income and mining tax liabilities	39,121,000	4,855,000
Deferred income and mining tax liabilities	498,572,000	736,054,000
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Unrecognized tax benefit, beginning of year	1,630,000	5,608,000
Reductions	(430,000)	(3,978,000)
Unrecognized tax benefit, end of year	1,200,000	1,630,000	5,608,000
Canada
Income and mining taxes recovery
Current provision	58,752,000	34,217,000	1,171,000
Deferred provision (recovery)	(337,408,000)	47,083,000	27,083,000
Mexico
Income and mining taxes recovery
Current provision	3,496,000	1,942,000
Deferred provision (recovery)	54,996,000	18,759,000
Finland
Income and mining taxes recovery
Current provision	222,000
Deferred provision (recovery)	$ 10,269,000	$ 1,086,000	$ (6,754,000)